INCOME TAXES (Details)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Income Tax Disclosure [Abstract]
Income tax benefit at the federal statutory rate	34.00%	34.00%
Permanent differences	(13.00%)	(4.00%)
Increase in valuation allowance	(21.00%)	(30.00%)
Provision for income tax	0.00%	0.00%